EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2022
EXPENSES BY NATURE
Schedule of expenses by nature

	2022	2021	2020
Direct Costs	£’000	£’000	£’000
Depreciation of mining hardware	16,549	11,129	5,896
Hosting and other costs	21,634	11,057	11,210
Total direct costs	38,183	22,186	17,106

	2022	2021	2020
Operating costs	£’000	£’000	£’000
Legal, professional, and regulatory fees	12,763	1,533	114
Salary and other employee related costs	9,610	2,662	461
Depreciation and amortisation	6,900	382	131
Insurance	6,027	1,408	117
Indirect taxes	3,684	—	—
Freight, postage & delivery	1,314	—	—
Consulting fees	828	684	690
Repairs and maintenance	863	692	75
Office general expenses	840	424	265
Travel	678	128	46
Public relations and associated activities	519	699	113
Impairment of intangible assets	—	535	—
Hedging costs	—	326	—
Carbon credits	—	252	—
Audit fees	310	239	135
Bank charges	240	247	—
Capital loss	116	—	—
Research costs	91	—	20
Write off of variable contingent consideration	—	(352)	—
Settlement re Crypto mining management fees	—	(1,561)	—
Reversal of credit loss provision	—	—	(447)
Foreign exchange (gain)/loss	(17,250)	589	271
Total operating costs and administrative expenses	27,534	8,887	(1,991)

	2022	2021	2020
Finance Costs	£’000	£’000	£'000
Interest on loans, including associated prepayment penalties	18,321	2,142	171
Total finance costs	18,321	2,142	171